General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Breakdown of General and Administrative Expenses

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Personnel expenses (Note 5)	(3,825,151)	(1,795,721)	(6,270,034)	(3,036,786)
Consulting fees	(254,899)	(161,559)	(432,811)	(390,872)
Professional fees	(911,170)	(324,793)	(1,795,170)	(1,132,706)
Accounting, tax and auditing fees	(290,159)	(648,626)	(594,657)	(1,086,756)
Facilities, communication & office expenses	(1,618,732)	(1,510,566)	(3,246,830)	(2,462,147)
Travel expenses	(260,446)	(2,563)	(404,200)	(3,357)
Other expenses	(499,576)	(220,898)	(781,436)	(323,791)

	(7,660,133)	(4,664,726)	(13,525,138)	(8,436,415)